Obligations Related to Finance Leases - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Mar. 31, 2022 vessel	Dec. 31, 2021 USD ($) lessor vessel credit_facility valuator	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 10, 2022 credit_facility
Capital Leased Assets [Line Items]
Payments to Acquire Property, Plant, and Equipment | $		$ 21,447,000	$ 16,025,000	$ 11,628,000
Long-term Debt | $		$ 671,480,000	$ 582,894,000
Number of Third Party Valuators | valuator		2
Suezmax | Subsequent Events
Capital Leased Assets [Line Items]
Number of vessels | credit_facility					1
Teekay Tankers
Capital Leased Assets [Line Items]
Number of Lessors | lessor		1
Finance Lease, Weighted Average Discount Rate, Percent		4.80%	7.80%
Lessee, Sales-type lease, Number of vessels repurchased | credit_facility		8
Number of vessels obligated to purchase under sales-type lease		4
Teekay Tankers | Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line | $		$ 35,000,000
Percentage of debt		5.00%
Number of Third Party Valuators | valuator		1
Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms		seven
Teekay Tankers | Minimum | Finance Lease Obligations [Member]
Capital Leased Assets [Line Items]
Long-term Debt, Term		6 months
Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms		12
Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Approximate capital leases future minimum payments due | $		$ 364,600,000	$ 480,900,000
Finance Lease, Liability, Undiscounted Excess Amount | $		$ 68,800,000	$ 120,900,000
Number of Vessels with Purchase Option		10
Teekay Tankers | Suezmax and Aframax Vessels
Capital Leased Assets [Line Items]
Number of Vessels with Purchase Option		4
July 2017, November 2018, September and November 2021 Sale Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels		14
July 2017, November 2018, September and November 2021 Sale Leaseback | Teekay Tankers | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Number of vessels		14
Number of Vessels with Purchase Option		14
September 2021 Sale Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels		4
November 2021 Sale Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels		4
Minimum hull coverage ratio		105.00%
November 2021 Sale Leaseback | Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Actual hull coverage ratio		132.00%
November 2021 Sale Leaseback | Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Actual hull coverage ratio		140.00%
March 2022 Sale Leaseback | Subsequent Events
Capital Leased Assets [Line Items]
Number of vessels	8
Hull coverage ratio for first three years	100.00%
March 2022 Sale Leaseback | Teekay Tankers | Subsequent Events
Capital Leased Assets [Line Items]
Number of vessels	8
March 2022 Sale Leaseback | Teekay Tankers | Minimum | Subsequent Events
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms	six
March 2022 Sale Leaseback | Teekay Tankers | Maximum | Subsequent Events
Capital Leased Assets [Line Items]
Sale Leaseback Transaction, Lease Terms	nine
September and November 2021 Sale Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels		8
July 2017, November 2018 and September 2021 Sale Leaseback | Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels		10
Minimum hull coverage ratio		100.00%
July 2017, November 2018 and September 2021 Sale Leaseback | Teekay Tankers | Minimum
Capital Leased Assets [Line Items]
Actual hull coverage ratio		106.00%	121.00%
July 2017, November 2018 and September 2021 Sale Leaseback | Teekay Tankers | Maximum
Capital Leased Assets [Line Items]
Actual hull coverage ratio		134.00%	156.00%
July 2017, November 2018 and November 2021 Sale Leaseback
Capital Leased Assets [Line Items]
Number of vessels		10
Sale-Leaseback Transaction | Teekay Tankers
Capital Leased Assets [Line Items]
Number of Lessors | lessor		14
Variable Interest Entity, Primary Beneficiary [Member] | Sale-Leaseback Transaction | Teekay Tankers
Capital Leased Assets [Line Items]
Number of Lessors | lessor		6